Note 6 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2024		December 31, 2025

Accrued payroll expenses	472,463		66,980
Accrued interest expense	981,293		739,775
Accrued general and administrative expenses	75,216		86,221
Accrued commissions	177,534		159,472
Accrued liability for emission allowances	67,915		942,604
Other accrued expenses	2,079,645	(1)	1,075,578
Total	3,854,066		3,070,630